Fair Value Measurement - Schedule of Recurring Fair Value Measurements (Details) - Recurring [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		¥ (10,076,081)	¥ (14,424,123)	¥ (38,755,351)
Additions		804,579,371	(19,237,039)	(29,690,163)
Fair value change		(58,914,835)	4,716,634	17,101,260
Extinguishment upon conversion		30,267,680	9,432,067
Extinguishment upon reclassification			8,807,795
Extinguishment upon settlement			541,306	36,955,383
Extinguishment upon maturity			87,279
Extinguishment upon decrease		(35,705,995)
Foreign exchange translation				(35,252)
Balance		730,150,140	(10,076,081)	(14,424,123)
Digital Assets [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]
Additions	[1]	804,579,371
Fair value change	[1]	(38,723,236)
Extinguishment upon conversion	[1]
Extinguishment upon reclassification	[1]
Extinguishment upon settlement	[1]
Extinguishment upon maturity	[1]
Extinguishment upon decrease	[1]	(35,705,995)
Foreign exchange translation	[1]
Balance	[1]	730,150,140
Warrant liabilities [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]		(87,279)	(5,747,884)
Additions	[1]
Fair value change	[1]			5,727,015
Extinguishment upon conversion	[1]
Extinguishment upon reclassification	[1]
Extinguishment upon settlement	[1]
Extinguishment upon maturity	[1]		87,279
Extinguishment upon decrease	[1]
Foreign exchange translation	[1]			(66,410)
Balance	[1]			(87,279)
Option liability [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]			(12,762,104)
Additions	[1]
Fair value change	[1]			12,572,815
Extinguishment upon conversion	[1]
Extinguishment upon reclassification	[1]
Extinguishment upon settlement	[1]
Extinguishment upon maturity	[1]
Extinguishment upon decrease	[1]
Foreign exchange translation	[1]			189,289
Balance	[1]
Convertible loans [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		(10,076,081)	(14,336,844)	(18,846,932)
Additions			(19,237,039)	(29,690,163)
Fair value change		(20,191,599)	4,716,634	(1,235,513)
Extinguishment upon conversion		30,267,680	9,432,067
Extinguishment upon reclassification			8,807,795
Extinguishment upon settlement			541,306	35,593,895
Extinguishment upon maturity
Extinguishment upon decrease
Foreign exchange translation				(158,131)
Balance			(10,076,081)	(14,336,844)
Payable for acquisition of Lin’s [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance				(1,398,431)
Additions
Fair value change				36,943
Extinguishment upon conversion
Extinguishment upon reclassification
Extinguishment upon settlement				1,361,488
Extinguishment upon maturity
Extinguishment upon decrease
Foreign exchange translation
Balance

[1]	The Option liability was expired in February 2023, and Class A OS Warrant was expired in September 2023.